Incentive Plans (Summary Of Additional Stock Option Information) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, No. of Options,	621,149
Options Outstanding, Avg. Life Remaining in Years	5 years 6 months
Options Outstanding, Aggregate Intrinsic Value	$ 3,994,898
Options Exercisable, Avg. Remaining Life in Years	0 years
$32.53 - $34.16 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, No. of Options,	435,866
Options Outstanding, Avg. Life Remaining in Years	5 years 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value	3,539,804
Options Exercisable, Avg. Remaining Life in Years	0 years
Range of Exercise Price per Option, Lower Range Limit	$ 32.53
Range of Exercise Price per Option, Upper Range Limit	$ 34.16
$37.07 - $40.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, No. of Options,	185,283
Options Outstanding, Avg. Life Remaining in Years	5 years 4 months 24 days
Options Outstanding, Aggregate Intrinsic Value	$ 455,094
Options Exercisable, Avg. Remaining Life in Years	0 years
Range of Exercise Price per Option, Lower Range Limit	$ 37.07
Range of Exercise Price per Option, Upper Range Limit	$ 40.25